Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Investment in and loan to equity-accounted investment (note 5)	$ 0		$ 15,998,000
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in and loan to equity-accounted investment (note 5)	$ 0	$ 16,900,000
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Investment in and loan to equity-accounted investment (note 5)	$ 0		$ 16,000,000.0